SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of calculation of basic and diluted net income (loss) per common share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months
	Ended	Six Months
	June 30,	Ended
	2021	June 30, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$15,025	$(23,366)
Less: interest available for payment of taxes	(15,025)	(23,366)
Net income allocable to common stock subject to possible redemption	$—	$—
Denominator: Weighted Average common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	37,153,752	61,945,851
Basic and diluted net income per share, common stock subject to possible redemption	$0.00	$0.00
Non-Redeemable Common Stock
Numerator: Net Income minus Redeemable Net Earnings
Net income	$(12,244,108)	$(7,363,925)
Less: Net income allocable to common stock subject to possible redemption	—	—
Non-Redeemable Net Income	$(12,244,108)	$(7,363,925)
Denominator: Weighted Average Non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock	14,596,248	14,393,060
Basic and diluted net income per share, Non-redeemable Common stock	$(0.84)	$(0.51)